Pension And Other Postretirement Employee Benefits (OPEB) Plans - Future Benefit Payments (Detail) - Successor $ in Millions	Dec. 31, 2016 USD ($)
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2017	$ 6
2018	6
2019	7
2020	8
2021	8
2022-26	53
OPEB [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2017	5
2018	5
2019	5
2020	6
2021	6
2022-26	$ 32